IMPAIRMENT OF LONG-LIVED ASSETS - Reversal or recognition of Impairment loss Transmission Segment (Details) - BRL (R$) R$ in Thousands		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at end of the year		R$ 7,203,496
Cash generating unit
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	R$ 13,823,945	13,823,945
Classification held for sale		(294,111)
Balance at end of the year			R$ 13,823,945
Transmission
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	2,593,222	2,593,222
Balance at end of the year			2,593,222
Transmission | Cash generating unit
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	2,593,222	2,593,222	3,670,038	R$ 1,306,482
Additions			241,314	2,390,021
Reversals			(1,155,339)	(26,465)
Classification held for sale			(162,791)
Balance at end of the year			2,593,222	3,670,038
Transmission | CC 061-2001
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	1,115,862	1,115,862	2,077,006	174,389
Additions				1,902,617
Reversals			(961,144)
Balance at end of the year			1,115,862	2,077,006
Transmission | CT 006-2010 - LT Mascarenha/ Linhares (ES)
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	25,638	25,638
Additions			25,638
Balance at end of the year			25,638
Transmission | LT Jauru Porto Velho
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	252,757	252,757	311,545	126,025
Additions				185,520
Reversals			(58,788)
Balance at end of the year			252,757	311,545
Transmission | CC 018-2012 Mossoro Ceara Mirim
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	100,497	100,497	100,497	100,497
Balance at end of the year			100,497	100,497
Transmission | CC 005-2012 Jardim NSra Socorro
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	89,830	89,830	89,830	89,830
Balance at end of the year			89,830	89,830
Transmission | CC 006-2009 Suape II and III
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	88,101	88,101	88,101	88,101
Balance at end of the year			88,101	88,101
Transmission | CC 014-2008 Eunapolis TFreitas
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	86,771	86,771	81,995	64,773
Additions			4,776	17,222
Balance at end of the year			86,771	81,995
Transmission | CC 020-2010 Igapora BJLapa
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	69,268	69,268	69,268	69,268
Balance at end of the year			69,268	69,268
Transmission | LT Ribeiro Goncalves - Balsas
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year			65,000	35,574
Additions				29,426
Reversals			(65,000)
Balance at end of the year				65,000
Transmission | CC 017-2009 Natal III Sta Rita
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	59,517	59,517	59,517	59,517
Balance at end of the year			59,517	59,517
Transmission | LT Funil-Itapebi
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	53,541	53,541	53,541	54,597
Reversals				(1,056)
Balance at end of the year			53,541	53,541
Transmission | LT Camacari IV - Sapeacu
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	52,864	52,864	50,106	39,552
Additions			2,758	10,554
Balance at end of the year			52,864	50,106
Transmission | LT Plo
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	9,044	9,044
Additions			9,044
Balance at end of the year			9,044
Transmission | Tucurui/Miramar
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	18,660	18,660	16,069
Additions			2,591
Balance at end of the year			18,660	16,069
Transmission | CC 010-2011 Paraso Lagoa Nova
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	44,800	44,800	44,800	44,800
Balance at end of the year			44,800	44,800
Transmission | SE Coletora Porto Velho
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	3,186	3,186	43,973	34,123
Additions				9,850
Reversals			(40,787)
Balance at end of the year			3,186	43,973
Transmission | LT Recife II - Suape II
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	45,125	45,125	43,153	28,325
Additions			1,972	14,828
Balance at end of the year			45,125	43,153
Transmission | CC 010-2007 Ibicoara Brumado
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	40,611	40,611	40,611	40,611
Balance at end of the year			40,611	40,611
Transmission | CC 017-2012 Mirueira Jaboatao
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	31,184	31,184	31,184	31,184
Balance at end of the year			31,184	31,184
Transmission | CC 018-2009 Eunap TFreitas C2
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	30,232	30,232	30,232	30,232
Balance at end of the year			30,232	30,232
Transmission | SE Caxias / Iju / N. Petropolis / Lajeado
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year			27,553	32,259
Reversals			(27,553)	(4,706)
Balance at end of the year				27,553
Transmission | CC 019-2012 Igapora Pinda
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	21,506	21,506	21,506	21,506
Balance at end of the year			21,506	21,506
Transmission | LT Presidente Medice - Santa Cruz
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	18,544	18,544	20,611	27,339
Reversals			(2,067)	(6,728)
Balance at end of the year			18,544	20,611
Transmission | CC 015-2012 Camacari IV Piraja
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	18,060	18,060	18,060	18,060
Balance at end of the year			18,060	18,060
Transmission | LT Campos Novos - Nova Santa Rita
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	17,197	17,197	16,847	30,822
Additions			350
Reversals				(13,975)
Balance at end of the year			17,197	16,847
Transmission | LT Monte Claro - Garibaldi
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	5,001	5,001
Balance at end of the year			5,001
Transmission | Conversora Uruguaiana
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	1,720	1,720
Balance at end of the year			1,720
Transmission | SE Ivinhema
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	6,415	6,415
Balance at end of the year			6,415
Transmission | Others3
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	287,291	287,291
Balance at end of the year			287,291
Transmission | Others
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	300,427	R$ 300,427	269,033
Additions			194,185
Classification held for sale			(162,791)
Balance at end of the year			300,427	269,033
Transmission | Others4
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year			R$ 285,102	65,098
Additions				220,004
Balance at end of the year				R$ 285,102
Transmission | Adjustments due to application of IFRS 15 | Cash generating unit
RECOVERABLE VALUE OF LONG-TERM ASSETS
Additions	(2,593,222)
Transmission | Adjustments due to application of IFRS 15 | CC 061-2001
RECOVERABLE VALUE OF LONG-TERM ASSETS
Additions	(1,115,862)
Transmission | Adjustments due to application of IFRS 15 | CT 006-2010 - LT Mascarenha/ Linhares (ES)
RECOVERABLE VALUE OF LONG-TERM ASSETS
Additions	(25,638)
Transmission | Adjustments due to application of IFRS 15 | LT Jauru Porto Velho
RECOVERABLE VALUE OF LONG-TERM ASSETS
Additions	(252,757)
Transmission | Adjustments due to application of IFRS 15 | CC 018-2012 Mossoro Ceara Mirim
RECOVERABLE VALUE OF LONG-TERM ASSETS
Additions	(100,497)
Transmission | Adjustments due to application of IFRS 15 | CC 005-2012 Jardim NSra Socorro
RECOVERABLE VALUE OF LONG-TERM ASSETS
Additions	(89,830)
Transmission | Adjustments due to application of IFRS 15 | CC 006-2009 Suape II and III
RECOVERABLE VALUE OF LONG-TERM ASSETS
Additions	(88,101)
Transmission | Adjustments due to application of IFRS 15 | CC 014-2008 Eunapolis TFreitas
RECOVERABLE VALUE OF LONG-TERM ASSETS
Additions	(86,771)
Transmission | Adjustments due to application of IFRS 15 | CC 020-2010 Igapora BJLapa
RECOVERABLE VALUE OF LONG-TERM ASSETS
Additions	(69,268)
Transmission | Adjustments due to application of IFRS 15 | CC 017-2009 Natal III Sta Rita
RECOVERABLE VALUE OF LONG-TERM ASSETS
Additions	(59,517)
Transmission | Adjustments due to application of IFRS 15 | LT Funil-Itapebi
RECOVERABLE VALUE OF LONG-TERM ASSETS
Additions	(53,541)
Transmission | Adjustments due to application of IFRS 15 | LT Camacari IV - Sapeacu
RECOVERABLE VALUE OF LONG-TERM ASSETS
Additions	(52,864)
Transmission | Adjustments due to application of IFRS 15 | LT Plo
RECOVERABLE VALUE OF LONG-TERM ASSETS
Additions	(9,044)
Transmission | Adjustments due to application of IFRS 15 | Tucurui/Miramar
RECOVERABLE VALUE OF LONG-TERM ASSETS
Additions	(18,660)
Transmission | Adjustments due to application of IFRS 15 | CC 010-2011 Paraso Lagoa Nova
RECOVERABLE VALUE OF LONG-TERM ASSETS
Additions	(44,800)
Transmission | Adjustments due to application of IFRS 15 | SE Coletora Porto Velho
RECOVERABLE VALUE OF LONG-TERM ASSETS
Additions	(3,186)
Transmission | Adjustments due to application of IFRS 15 | LT Recife II - Suape II
RECOVERABLE VALUE OF LONG-TERM ASSETS
Additions	(45,125)
Transmission | Adjustments due to application of IFRS 15 | CC 010-2007 Ibicoara Brumado
RECOVERABLE VALUE OF LONG-TERM ASSETS
Additions	(40,611)
Transmission | Adjustments due to application of IFRS 15 | CC 017-2012 Mirueira Jaboatao
RECOVERABLE VALUE OF LONG-TERM ASSETS
Additions	(31,184)
Transmission | Adjustments due to application of IFRS 15 | CC 018-2009 Eunap TFreitas C2
RECOVERABLE VALUE OF LONG-TERM ASSETS
Additions	(30,232)
Transmission | Adjustments due to application of IFRS 15 | CC 019-2012 Igapora Pinda
RECOVERABLE VALUE OF LONG-TERM ASSETS
Additions	(21,506)
Transmission | Adjustments due to application of IFRS 15 | LT Presidente Medice - Santa Cruz
RECOVERABLE VALUE OF LONG-TERM ASSETS
Additions	(18,544)
Transmission | Adjustments due to application of IFRS 15 | CC 015-2012 Camacari IV Piraja
RECOVERABLE VALUE OF LONG-TERM ASSETS
Additions	(18,060)
Transmission | Adjustments due to application of IFRS 15 | LT Campos Novos - Nova Santa Rita
RECOVERABLE VALUE OF LONG-TERM ASSETS
Additions	(17,197)
Transmission | Adjustments due to application of IFRS 15 | LT Monte Claro - Garibaldi
RECOVERABLE VALUE OF LONG-TERM ASSETS
Additions	(5,001)
Transmission | Adjustments due to application of IFRS 15 | Conversora Uruguaiana
RECOVERABLE VALUE OF LONG-TERM ASSETS
Additions	(1,720)
Transmission | Adjustments due to application of IFRS 15 | SE Ivinhema
RECOVERABLE VALUE OF LONG-TERM ASSETS
Additions	(6,415)
Transmission | Adjustments due to application of IFRS 15 | Others3
RECOVERABLE VALUE OF LONG-TERM ASSETS
Additions	R$ (287,291)